Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 90.4%
Aerospace & Defense — 1.6%
Ducommun, Inc.*	13,123	$570,982
Kratos Defense & Security Solutions, Inc.*	36,924	554,598
Moog, Inc., Class A	9,947	1,123,613
		2,249,193
Airlines — 0.4%
JetBlue Airways Corp.*	35,037	161,170
Spirit Airlines, Inc.	21,523	355,130
		516,300
Apparel — 0.5%
Crocs, Inc.*	3,627	320,010
Kontoor Brands, Inc.	8,371	367,571
		687,581
Auto Parts & Equipment — 1.3%
Adient PLC*	27,551	1,011,122
American Axle & Manufacturing Holdings, Inc.*	47,904	347,783
The Goodyear Tire & Rubber Co.*	44,036	547,367
		1,906,272
Banks — 14.3%
Alerus Financial Corp.	5,135	93,354
Amalgamated Financial Corp.	6,578	113,273
Ameris Bancorp	26,369	1,012,306
Associated Banc-Corp.	56,064	959,255
Atlantic Union Bankshares Corp.	25,122	723,011
Banner Corp.	20,469	867,476
Community Bank System, Inc.	19,431	820,182
ConnectOne Bancorp, Inc.	30,947	551,785
CVB Financial Corp.	41,294	684,242
Eastern Bankshares, Inc.	62,214	780,164
FB Financial Corp.	22,167	628,656
First Financial Bankshares, Inc.	24,210	608,155
First Merchants Corp.	25,618	712,693
German American Bancorp, Inc.	14,552	394,214
Glacier Bancorp, Inc.	23,540	670,890
Hancock Whitney Corp.	29,814	1,102,820
Heritage Financial Corp.	21,523	351,040
Home BancShares, Inc.	36,788	770,341
Independent Bank Corp.	10,432	512,107
Lakeland Financial Corp.	13,326	632,452
NBT Bancorp, Inc.	17,839	565,318
Origin Bancorp, Inc.	20,216	583,636
Pinnacle Financial Partners, Inc.	15,107	1,012,773
Renasant Corp.	24,327	637,124
SouthState Corp.	17,980	1,211,133
Stock Yards Bancorp, Inc.	13,511	530,847
Towne Bank	25,215	578,180
TriCo Bancshares	20,908	669,683
United Community Banks, Inc.	40,581	1,031,163
Walker & Dunlop, Inc.	8,978	666,527
		20,474,800
	Number of Shares	Value†

Beverages — 0.6%
Primo Water Corp.	66,116	$912,401
Biotechnology — 1.9%
Arcus Biosciences, Inc.*	10,353	185,836
Intellia Therapeutics, Inc.*	9,465	299,283
Myriad Genetics, Inc.*	25,860	414,795
NeoGenomics, Inc.*	79,276	975,095
REGENXBIO, Inc.*	11,134	183,266
Relay Therapeutics, Inc.*	19,020	159,958
Veracyte, Inc.*	23,969	535,228
		2,753,461
Building Materials — 3.8%
Hayward Holdings, Inc.*	85,657	1,207,764
SPX Technologies, Inc.*	19,557	1,591,940
Summit Materials, Inc., Class A*	35,499	1,105,439
UFP Industries, Inc.	14,576	1,492,582
		5,397,725
Chemicals — 3.0%
Ashland, Inc.	16,178	1,321,419
Avient Corp.	26,965	952,404
Element Solutions, Inc.	40,540	794,989
Minerals Technologies, Inc.	10,768	589,656
Rogers Corp.*	5,279	694,030
		4,352,498
Coal — 1.1%
Arch Resources, Inc.	5,192	886,067
Peabody Energy Corp.	28,034	728,603
		1,614,670
Commercial Services — 4.5%
Adtalem Global Education, Inc.*	22,567	966,996
Alight, Inc., Class A*	126,058	893,751
ASGN, Inc.*	16,089	1,314,150
Herc Holdings, Inc.	7,494	891,336
ICF International, Inc.	5,962	720,269
John Wiley & Sons, Inc., Class A	22,178	824,356
LiveRamp Holdings, Inc.*	19,047	549,316
V2X, Inc.*	6,880	355,421
		6,515,595
Computers — 0.5%
Tenable Holdings, Inc.*	17,337	776,698
Diversified Financial Services — 1.0%
Piper Sandler Cos.	4,303	625,269
PJT Partners, Inc., Class A	5,361	425,878
Stifel Financial Corp.	5,965	366,489
		1,417,636
Electric — 2.0%
IDACORP, Inc.	7,076	662,667
MGE Energy, Inc.	12,204	836,096
Portland General Electric Co.	33,204	1,344,098
		2,842,861

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — 3.6%
CTS Corp.	12,565	$524,463
ESCO Technologies, Inc.	15,146	1,581,848
Itron, Inc.*	12,345	747,860
Knowles Corp.*	64,723	958,548
Sanmina Corp.*	16,899	917,278
TTM Technologies, Inc.*	35,314	454,844
		5,184,841
Energy-Alternate Sources — 0.1%
Green Plains, Inc.*	5,943	178,884
Engineering & Construction — 1.9%
Arcosa, Inc.	21,294	1,531,038
Granite Construction, Inc.	21,939	834,121
MasTec, Inc.*	4,213	303,210
		2,668,369
Entertainment — 1.4%
Everi Holdings, Inc.*	30,931	408,908
International Game Technology PLC	27,745	841,229
SeaWorld Entertainment, Inc.*	16,689	771,866
		2,022,003
Food — 2.4%
Hostess Brands, Inc.*	44,456	1,480,829
The Simply Good Foods Co.*	16,826	580,834
TreeHouse Foods, Inc.*	21,293	927,949
Utz Brands, Inc.	37,762	507,144
		3,496,756
Gas — 1.3%
Chesapeake Utilities Corp.	5,379	525,797
ONE Gas, Inc.	19,444	1,327,637
		1,853,434
Healthcare Products — 3.2%
Avanos Medical, Inc.*	27,614	558,355
CONMED Corp.	5,552	559,919
Enovis Corp.*	15,882	837,458
LivaNova PLC*	14,378	760,309
Neogen Corp.*	40,132	744,047
Nevro Corp.*	14,136	271,694
Pacific Biosciences of California, Inc.*	14,432	120,507
QuidelOrtho Corp.*	9,921	724,630
		4,576,919
Healthcare Services — 0.3%
Acadia Healthcare Co., Inc.*	6,423	451,601
Home Builders — 2.2%
Century Communities, Inc.	13,501	901,597
Installed Building Products, Inc.	4,488	560,506
Meritage Homes Corp.	13,329	1,631,336
		3,093,439
Household Products & Wares — 0.6%
Helen of Troy Ltd.*	7,500	874,200
	Number of Shares	Value†

Insurance — 3.9%
AMERISAFE, Inc.	7,144	$357,700
CNO Financial Group, Inc.	29,699	704,757
Enstar Group Ltd.*	3,800	919,600
MGIC Investment Corp.	78,787	1,314,955
NMI Holdings, Inc., Class A*	28,099	761,202
RLI Corp.	3,342	454,144
Selective Insurance Group, Inc.	10,427	1,075,754
		5,588,112
Internet — 0.3%
Bumble, Inc., Class A*	16,823	250,999
Entravision Communications Corp., Class A	64,286	234,644
		485,643
Iron & Steel — 1.3%
ATI, Inc.*	19,633	807,898
Commercial Metals Co.	22,937	1,133,317
		1,941,215
Leisure Time — 0.4%
Topgolf Callaway Brands Corp.*	45,329	627,353
Lodging — 1.2%
Boyd Gaming Corp.	18,555	1,128,701
Wyndham Hotels & Resorts, Inc.	9,321	648,182
		1,776,883
Machinery — Construction & Mining — 0.8%
Terex Corp.	19,234	1,108,263
Machinery — Diversified — 2.8%
Chart Industries, Inc.*	5,920	1,001,190
Columbus McKinnon Corp.	16,803	586,593
Crane Co.	11,892	1,056,485
Zurn Elkay Water Solutions Corp.	47,734	1,337,507
		3,981,775
Media — 0.6%
Nexstar Media Group, Inc.	3,101	444,590
TEGNA, Inc.	27,300	397,761
		842,351
Metal Fabricate/Hardware — 0.9%
AZZ, Inc.	8,234	375,306
Ryerson Holding Corp.	9,523	277,024
Standex International Corp.	4,904	714,464
		1,366,794
Mining — 0.9%
Constellium S.E.*	52,647	958,175
Hecla Mining Co.	67,989	265,837
		1,224,012
Miscellaneous Manufacturing — 1.0%
EnPro Industries, Inc.	7,507	909,773
Federal Signal Corp.	9,064	541,393
		1,451,166

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — 7.5%
Antero Resources Corp.*	22,715	$576,507
Chord Energy Corp.	9,522	1,543,230
Civitas Resources, Inc.	13,169	1,064,977
Delek US Holdings, Inc.	7,802	221,655
Matador Resources Co.	16,404	975,710
Murphy Oil Corp.	30,104	1,365,216
Noble Corp. PLC	14,653	742,174
Patterson-UTI Energy, Inc.	69,483	961,645
PBF Energy, Inc., Class A	16,520	884,316
Permian Resources Corp.	84,501	1,179,634
SM Energy Co.	31,465	1,247,587
		10,762,651
Oil & Gas Services — 0.9%
Liberty Energy, Inc.	34,751	643,589
Tidewater, Inc.*	8,292	589,312
		1,232,901
Packaging and Containers — 0.2%
Greif, Inc., Class A	3,961	264,634
Pharmaceuticals — 0.9%
Agios Pharmaceuticals, Inc.*	16,860	417,285
Alkermes PLC*	17,237	482,809
Owens & Minor, Inc.*	21,307	344,321
		1,244,415
Pipelines — 0.4%
Golar LNG Ltd.	24,625	597,403
Private Equity — 0.2%
P10, Inc., Class A	25,954	302,364
Real Estate — 0.7%
Kennedy-Wilson Holdings, Inc.	64,134	945,335
Retail — 4.3%
Academy Sports & Outdoors, Inc.	10,529	497,706
Asbury Automotive Group, Inc.*	4,517	1,039,226
Beacon Roofing Supply, Inc.*	9,308	718,298
Boot Barn Holdings, Inc.*	5,620	456,288
FirstCash Holdings, Inc.	7,527	755,560
Foot Locker, Inc.	25,096	435,416
Group 1 Automotive, Inc.	3,643	978,911
Ollie's Bargain Outlet Holdings, Inc.*	7,062	545,045
Savers Value Village, Inc.*	19,637	366,623
Signet Jewelers Ltd.	5,610	402,854
		6,195,927
Savings & Loans — 1.6%
Berkshire Hills Bancorp, Inc.	15,420	309,171
OceanFirst Financial Corp.	35,596	515,074
Pacific Premier Bancorp, Inc.	40,225	875,296
Washington Federal, Inc.	25,519	653,797
		2,353,338
Semiconductors — 2.9%
Amkor Technology, Inc.	34,732	784,943
	Number of Shares	Value†

Semiconductors — (continued)
Cohu, Inc.*	23,546	$810,924
MACOM Technology Solutions Holdings, Inc.*	7,276	593,576
Onto Innovation, Inc.*	4,701	599,472
Semtech Corp.*	32,853	845,965
Synaptics, Inc.*	5,416	484,407
		4,119,287
Software — 1.1%
Health Catalyst, Inc.*	29,661	300,170
Smartsheet, Inc., Class A*	16,107	651,689
Veradigm, Inc.*	48,023	631,022
		1,582,881
Telecommunications — 0.6%
Telephone and Data Systems, Inc.	15,280	279,777
Viavi Solutions, Inc.*	58,257	532,469
		812,246
Transportation — 1.5%
ArcBest Corp.	4,702	477,958
DHT Holdings, Inc.	61,135	629,691
Saia, Inc.*	879	350,413
Scorpio Tankers, Inc.	12,227	661,725
		2,119,787
TOTAL COMMON STOCKS (Cost $131,126,049)		129,744,873

REAL ESTATE INVESTMENT TRUSTS — 8.9%
Healthcare — 1.1%
Physicians Realty Trust	133,138	1,622,952
Hotels & Resorts — 2.2%
Pebblebrook Hotel Trust	63,094	857,447
RLJ Lodging Trust	118,738	1,162,445
Ryman Hospitality Properties, Inc.	14,014	1,167,086
		3,186,978
Industrial — 2.0%
STAG lndustrial, Inc.	36,588	1,262,652
Terreno Realty Corp.	28,525	1,620,220
		2,882,872
Mortgage Banks — 1.4%
Ladder Capital Corp.	49,863	511,594
PennyMac Mortgage Investment Trust	73,537	911,859
TPG RE Finance Trust, Inc.	82,774	557,069
		1,980,522
Strip Centers — 2.2%
Acadia Realty Trust	97,230	1,395,250
SITE Centers Corp.	141,923	1,749,911
		3,145,161
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $16,024,830)		12,818,485

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†

EXCHANGE TRADED FUNDS — 0.2%
Investment Companies — 0.2%
iShares Russell 2000 Value ETF (Cost $345,512)	2,367	$320,847

SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $1,120,576)	1,120,576	1,120,576
TOTAL INVESTMENTS — 100.3% (Cost $148,616,967)		$144,004,781
Other Assets & Liabilities — (0.3)%		(402,419)
TOTAL NET ASSETS — 100.0%		$143,602,362

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ETF— Exchange-Traded Fund.
PLC— Public Limited Company.
S.E.— Societas Europaea.
4